STANDBY EQUITY PURCHASE AGREEMENT - Additional Information (Details)						3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 24, 2025 shares	Jul. 17, 2025 shares	Jul. 09, 2025	May 30, 2025 USD ($)	Jan. 31, 2023 shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2024 shares	Jun. 30, 2025 USD ($) Days shares	Dec. 31, 2024 shares	[1],[2]
Common Stock
Subsidiary, Sale of Stock [Line Items]
Shares issued | shares					91,899		40,000		40,000
SEPA [Member]
Subsidiary, Sale of Stock [Line Items]
Equity Purchase Agreement Date				May 30, 2025
Maximum advance percentage				100.00%
Equity purchase agreement, threshold percentage of stock price trigger				97.00%
Fair value of equity						$ 2,831,504		$ 2,831,504
Structuring fee						$ 25,000		$ 25,000
Percentage of commitment fee payable						50.00%		1.00%
Commitment fee								$ 1,000,000
Execution percentage								50.00%
Number of execution days | Days								90
Legal expenses								$ 50,000
SEPA [Member] | Common Stock
Subsidiary, Sale of Stock [Line Items]
Shares issued | shares						1,332,623
Shares of common stock | shares						0		0
SEPA [Member] | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Shares registered for resale | shares	20,000,000
SEPA [Member] | Subsequent Event | Common Stock
Subsidiary, Sale of Stock [Line Items]
Shares issued | shares		1,332,623
SEPA [Member] | Maximum
Subsidiary, Sale of Stock [Line Items]
Percentage of common shares outstanding			4.99%	19.99%
SEPA [Member] | Maximum | Common Stock
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Shares Authorized, Amount				$ 100,000,000
SEPA [Member] | Put Option
Subsidiary, Sale of Stock [Line Items]
Fair value of derivative liability						$ 2,582,724		$ 2,582,724

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[2]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Recapitalization for more information.